Law Offices
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Ave,  NW, Suite 500
Washington, DC 20036
(202) 822-9611

 1933 Act Rule 485(a)(2)
1933 Act File No. 333-40455
1940 Act File No. 811-08495

April 3, 2013

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Nationwide Mutual Funds
File Nos. 333-40455 and 811-08495

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, enclosed please find Post-Effective Amendment Nos. 145/146 to the Registration Statement on Form N-1A of Nationwide Mutual Funds (the “Trust”).  This Amendment is being filed in order to register shares of Nationwide Highmark Bond Fund, Nationwide Highmark California Intermediate Tax Free Bond Fund, Nationwide Highmark National Intermediate Tax Free Bond Fund, Nationwide Highmark Short Term Bond Fund, Nationwide Ziegler Wisconsin Tax Exempt Fund, Nationwide Highmark Balanced Fund, Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Ziegler Equity Income Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Bailard International Equities Fund, Nationwide Highmark Large Cap Core Equity Fund, Nationwide Highmark Large Cap Growth Fund, Nationwide Ziegler NYSE Arca Tech 100 Index Fund, Nationwide Highmark Small Cap Core Fund, and Nationwide Highmark Value Fund, each a new series for the trust.

In connection with the filing of this Amendment, we acknowledge, on behalf of the Trust that:

•	The Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

•
Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the staff do not foreclose the U.S. Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

U.S. Securities and Exchange Commission
April 3, 2013

•	The Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any inquiries regarding this filing to my attention at (202) 419-8429 or, in my absence, Cillian M. Lynch (202) 419-8416.

Very truly yours,

/s/Peter M. Hong
Peter M. Hong, Esquire

cc:           Allan Oster, Esquire